SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expense by type of award

	Years ended December 31,
	2012	2013	2014
Share options	$792,691	$671,768	$387,817
Non-vested restricted shares	1,413,789	1,470,677	1,840,614

Total share-based compensation	$2,206,480	$2,142,445	$2,228,431

Schedule of key assumptions used to estimate grant date fair value of options granted
2012
Risk-free interest rate	2.51%-3.04%
Expected term	—
Contractual term	8.78-10 years
Expected volatility rate	54.57%-57.16%
Dividend yield	0%

Summary of option activity and information regarding options outstanding

	Number of options	Weighted average exercise price	Weighted average remaining contract terms	Aggregate intrinsic value
Options outstanding at January 1, 2014	27,999,840	$0.16
Forfeited	(5,323,780)	$0.21
Exercised	(5,157,820)	$0.09

Options outstanding at December 31, 2014	17,518,240	$0.17	6.6 years	701,202

Options vested or expected to vest at December 31, 2014	16,642,328	$0.11	3.1 years	666,142

Options exercisable at December 31, 2014	13,275,740	$0.15	6.4 years	701,202

Summary of non-vested restricted shares activities under share incentive plan and information regarding restricted shares outstanding

	Number of Non-vested Restricted Shares	Weighted average grant-date fair value
Non-vested as of January 1, 2014	19,040,414	0.32
Granted	2,660,000	0.32
Forfeited	(7,553,727)	0.32
Vested	(4,803,671)	0.40

Non-vested as of December 31, 2014	9,343,016	0.28